Document and Entity Information	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2022
Entity Registrant Name	Endo International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor
Entity Address, Address Line Two	Minerva House
Entity Address, Address Line Three	Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin
Entity Address, Postal Zip Code	4
Entity Address, Country	IE
Country Region	011-353
City Area Code	1
Local Phone Number	268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	ENDPQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001593034
Amendment Flag	false